Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share (shares subject to outstanding awards under the 2025 Plan)
Amount Registered | shares	77,572
Proposed Maximum Offering Price per Unit	0.6903
Maximum Aggregate Offering Price	$ 53,547.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 7.39
Offering Note	The “Amount Registered” represents shares of common stock, no par value per share ("Common Stock"), of Helio Corporation (the "Registrant") issuable upon the exercise or settlement of awards outstanding under the Helio Corporation 2025 Equity Incentive Plan (the "2025 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the 2025 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. All share numbers reflect the Registrant's 1-for-5 reverse stock split effective July 20, 2026. Pursuant to Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price are based on the weighted-average exercise price of $0.6903 per share of such outstanding awards
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share (shares available for future issuance under the 2025 Plan)
Amount Registered | shares	222,428
Proposed Maximum Offering Price per Unit	2.1250
Maximum Aggregate Offering Price	$ 472,659.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 65.27
Offering Note	The “Amount Registered” represents shares of Common Stock available for future issuance under the 2025 Plan. All share numbers reflect the Registrant’s 1-for-5 reverse stock split effective July 20, 2026. Pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee and are based on $2.125 per share, the average of the high and low prices of the Registrant’s Common Stock as reported on the OTC Markets on July 31, 2026, a date within five business days prior to the filing of this Registration Statement. The “Amount of Registration Fee” is calculated pursuant to Section 6(b) of the Securities Act by multiplying the maximum aggregate offering price by the applicable fee rate of 0.0001381. Paid herewith.